Expense Example - LVIP JPMorgan High Yield Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	69	226	397	891	95	305	532	1,186